Balance Sheet Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Certain Significant Amounts Included in Condensed Consolidated Balance Sheet
Certain significant amounts included in the condensed consolidated balance sheets consisted of the following (in thousands):

	March 31, 2025	September 30, 2024
Expendable parts and supplies, net:
Expendable parts and supplies	$20,640	$39,089
Less: expendable parts warranty	(4,583)	(6,079)
Less: obsolescence	(2,408)	(4,738)

	$13,649	$28,272

Property and equipment, net:
Aircraft and other flight equipment	$65,659	$591,421
Other equipment	9,588	9,503

Total property and equipment	75,247	600,924
Less: accumulated depreciation	(38,401)	(174,573)

	$36,846	$426,351

Other assets:
Investments in equity securities	$300	$300
Lease incentives	—	812
Contract asset	4,948	6,081
Other	1,648	516

	$6,896	$7,709

Other accrued expenses:
Accrued property taxes	$2,045	$4,650
Accrued interest	1,071	2,997
Accrued vacation	6,450	7,421
Accrued lodging	3,855	4,433
Accrued maintenance	1,387	2,493
Accrued employee benefits	1,169	1,075
Accrued fleet operating expense	2,842	2,751
Other	9,380	6,488

	$28,199	$32,308

Other noncurrent liabilities:
Warrant liabilities	$25,225	$25,225
Lease incentive obligations	—	1,050
Long-term employee benefits	1,748	485
Other	—	1,819

	$26,973	$28,579

Certain significant amounts included in the Company’s consolidated balance sheets as of September 30, 2024 and 2023, consisted of the following (in thousands):

	September 30, 2024	September 30, 2023
Expendable parts and supplies, net:
Expendable parts and supplies	$39,089	$39,630
Less: expendable parts warranty	(6,079)	(6,295)
Less: obsolescence	(4,738)	(4,090)

	$28,272	$29,245

Prepaid expenses and other current assets:
Prepaid aviation insurance	$740	$3,176
Prepaid vendors	966	143
Prepaid other insurance	1,066	1,205
Lease incentives	143	1,125
Prepaid fuel and other	456	1,645

	$3,371	$7,294

Property and equipment, net:
Aircraft and other flight equipment	$591,421	$1,039,782
Other equipment	9,503	9,421

Total property and equipment	600,924	1,049,203
Less: accumulated depreciation	(174,573)	(351,181)

	$426,351	$698,022

Other assets:
Investments in equity securities	$300	$20,320
Lease incentives	812	954
Contract asset	6,081	8,756
Other	516	516

	$7,709	$30,546

	September 30, 2024	September 30, 2023
Other accrued expenses:
Accrued property taxes	$4,650	$5,281
Accrued interest	2,997	3,447
Accrued vacation	7,421	6,763
Accrued lodging	4,433	3,984
Accrued maintenance	2,493	2,117
Accrued employee benefits	1,075	1,450
Accrued fleet operating expense	2,751	650
Other	6,488	3,309

	$32,308	$27,001

Other noncurrent liabilities:
Warrant liabilities	$25,225	$25,225
Lease incentive obligations	1,050	1,050
Long-term employee benefits	485	429
Other	1,819	1,818

	$28,579	$28,522